Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	SCOUT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001105128
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2012
Scout International Fund (Prospectus Summary) | Scout International Fund | Scout International Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBWX
Scout Emerging Markets Fund (Prospectus Summary) | Scout Emerging Markets Fund | Scout Emerging Markets Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEMFX
Scout International Discovery Fund (Prospectus Summary) | Scout International Discovery Fund | Scout International Discovery Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBDX
Scout Global Equity Fund (Prospectus Summary) | Scout Global Equity Fund | Scout Global Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCGLX
Scout Stock Fund (Prospectus Summary) | Scout Stock Fund | Scout Stock Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBSX
Scout Mid Cap Fund (Prospectus Summary) | Scout Mid Cap Fund | Scout Mid Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBMX
Scout Small Cap Fund (Prospectus Summary) | Scout Small Cap Fund | Scout Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBHX
Scout Low Duration Bond Fund (Prospectus Summary) | Scout Low Duration Bond Fund | Scout Low Duration Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCLDX
Scout Unconstrained Bond Fund (Prospectus Summary) | Scout Unconstrained Bond Fund | Scout Unconstrained Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUBFX
Scout Core Bond Fund (Prospectus Summary) | Scout Core Bond Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCCIX
Scout Core Bond Fund (Prospectus Summary) | Scout Core Bond Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCCYX
Scout Core Plus Bond Fund (Prospectus Summary) | Scout Core Plus Bond Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCPZX
Scout Core Plus Bond Fund (Prospectus Summary) | Scout Core Plus Bond Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCPYX